31. Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of segment information

Information on the Group’s segments as of December 31, 2020 is included in the table below:

Description	Retail			Éxito Group		Others Business			Discontinued operations			Total
	2020	2019	2018	2020	2019	2020	2019	2018	2020	2019	2018	2020	2019	2018

Net operating revenue	29,170	26,654	26,490	22,034	2,151	49	33	-	-	-	-	51,253	28,838	26,490
Gross profit	8,219	7,005	7,444	5,508	609	22	(1)	-	-	-	-	13,749	7,613	7,444
Depreciation and amortization	(1,069)	(967)	(892)	(729)	(60)	(6)	(1)	-	-	-	-	(1,804)	(1,028)	(892)
Operating income	2,016	467	957	652	90	(137)	(56)	-	-	-	-	2,531	501	957
Net financial expenses	(386)	(815)	(902)	(340)	(57)	(2)	1	-	-	-	-	(728)	(871)	(902)
Profit(loss) before income tax and social contribution	1,748	(241)	134	339	27	(186)	(154)	(51)	-	-	-	1,901	(368)	83
Share of profit of associates	118	107	79	27	(6)	(47)	(99)	(51)	-	-	-	98	2	28
Income tax and social contribution	(559)	121	41	(110)	(28)	7	2	-	-	-	-	(662)	95	41
Net income (loss) for continuing operations	1,189	(120)	175	229	(1)	(179)	(152)	(51)	-	-	-	1,239	(273)	124
Net income (loss) for discontinued operations	85	312	(73)	(1)	-	-	-	-	1,003	797	1,233	1,087	1,109	1,160
Net income (loss) of year end	1,274	192	102	228	(1)	(179)	(152)	(51)	1,003	797	1,233	2,326	836	1,284

Current assets	9,747	8,002	7,529	8,015	6,664	95	10		-	5,292	28,813	17,857	19,968	40,518
Non-current assets	16,672	15,568	15,138	18,930	15,438	52	26		-	7,475	-	35,654	38,507	21,139
Current liabilities	8,789	11,557	8,358	9,729	7,252	181	9		-	4,317	23,602	18,699	23,135	37,256
Non-current liabilities	14,390	9,810	9,834	3,620	9,686	(5)	1		-	2,295	-	18,005	21,792	11,242
Shareholders' equity	3,240	2,203	4,475	13,596	5,164	(29)	26		-	6,155	5,211	16,807	13,548	13,159

Schedule of company general information

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below:

	2020	2019	2018
Brazil
Retail	29,170	26,654	26,490
Others businesses	49	33	-
	29,219	26,687	26,490

Éxito Group
Colombia	17,062	1,694	-
Uruguay	3,746	350	-
Argentina	1,226	107	-
	22,034	2,151	-
Total net operating revenue	51,253	28,838	26,490